4. Inventories (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Finished goods	$ 3,426	$ 51,905
Raw materials - boxes and labels	0	591
Inventory, total	$ 3,426	$ 52,496